Annual Total Returns - Fidelity Freedom® 2025 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2025 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2025 Fund - Class K
Bar Chart Table:
Annual Return 2018	(5.81%)
Annual Return 2019	19.57%
Annual Return 2020	14.68%
Annual Return 2021	10.17%